Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid and Other Current Assets - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Schedule of Prepaid and Other Current Assets [Abstract]
Prepaid insurance	$ 85,153	$ 624,033
Prepaid stock compensation	302,714
Other prepaid expense	131,483	55,356
Total prepaid and other current assets	129,358	122,570
VAT receivable	403,985	192,154
Total	$ 1,052,693	$ 994,113